DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers California Municipal Bond ETF

February 29, 2024 (Unaudited)

	Principal Amount	Value
MUNICIPAL BONDS - 97.3%
California - 97.3%
Allan Hancock Joint Community College District
Series 2006-C, 0.00% - 5.60%, 8/1/47(a)	$160,000	$117,499
Anaheim Public Financing Authority
Series C, Zero Coupon, 9/1/30	50,000	40,788
Series C, Zero Coupon, 9/1/32	150,000	113,838
Series C, Zero Coupon, 9/1/33	160,000	116,923
Bay Area Toll Authority Series S-7, 4.00%, 4/1/34	100,000	103,035
Bay Area Toll Authority, Highway Revenue Tolls,
Series S-7, 3.25%, 4/1/36	25,000	25,034
Series S-6, 5.00%, 10/1/54	25,000	25,269
Series F-1, 5.00%, 4/1/56	70,000	75,253
California Community Choice Financing Authority
Series B-1, 4.00%, 2/1/52	250,000	251,268
Series A, 5.00%, 7/1/53	300,000	316,271
Series E-1, 5.00%, 2/1/54	100,000	106,551
Series D, 5.50%, 5/1/54	250,000	265,878
Series G-1, 5.25%, 11/1/54	100,000	106,715
California Educational Facilities Authority
Series V-3, 5.00%, 6/1/33	25,000	30,830
Series U-1, 5.25%, 4/1/40	235,000	295,886
Series U-7, 5.00%, 6/1/46	120,000	147,234
Series 2016, 5.00%, 10/1/49	75,000	78,602
California Health Facilities Financing Authority
Series A, 5.00%, 11/15/30	50,000	51,742
Series A, 5.00%, 11/15/32	75,000	80,880
Series A, 5.00%, 11/15/33	55,000	59,629
Series A, 4.00%, 4/1/38	100,000	101,189
Series B, 3.25%, 8/15/39	145,000	138,093
Series B, 4.00%, 8/15/39	100,000	100,318
Series A, 5.00%, 10/1/39	25,000	26,241
Series C, 5.00%, 6/1/41	75,000	83,961
Series A, 5.00%, 11/15/41	75,000	77,775
Series A-2, 4.00%, 11/1/44	25,000	24,804
Series A, 5.00%, 11/15/46	100,000	103,700
Series A, 4.00%, 8/15/48	100,000	98,916
Series A, 4.00%, 11/15/48	70,000	67,349
Series A, 5.00%, 11/15/48	60,000	62,042
Series A, 4.00%, 6/1/50	50,000	47,182
Series A, 4.00%, 8/15/50	100,000	98,597
California Infrastructure & Economic Development Bank
Series A, 5.00%, 7/1/29	80,000	87,459
Series A, 5.00%, 7/1/33	125,000	137,390
Series A, 4.00%, 11/1/45	50,000	49,245
Series A, 4.00%, 7/1/50	180,000	174,169
California Public Finance Authority Series A, 4.00%, 8/1/47	50,000	50,109
California School Facilities Financing Authority Series A, Zero Coupon, 8/1/49	300,000	85,383
California State Public Works Board
Series F, 5.00%, 5/1/25	100,000	102,341
Series A, 5.00%, 8/1/34	30,000	35,064
Series B, 4.00%, 5/1/46	250,000	252,320
Series A, 4.00%, 11/1/46	225,000	227,214
California State University
Series A, 5.00%, 11/1/27	25,000	26,363
Series A, 5.00%, 11/1/29	40,000	43,142
Series A, 5.00%, 11/1/30	50,000	52,590
Series A, 5.00%, 11/1/32	105,000	110,187
Series A, 5.00%, 11/1/32	60,000	64,509
Series A, 5.00%, 11/1/34	30,000	32,191
Series A, 5.00%, 11/1/43	165,000	169,313
California Statewide Communities Development Authority
Series 2004-L, 5.00%, 4/1/38	155,000	173,519
Series A, 4.00%, 7/1/48	25,000	24,720
Series A, 3.00%, 4/1/50	50,000	37,493
Series A, 4.00%, 8/15/51	50,000	47,759
Centinela Valley Union High School District Series B, 4.00%, 8/1/50	30,000	29,872
Cerritos Community College District Series A, 4.00%, 8/1/44	50,000	49,949
Chino Valley Unified School District Series 2020-B, 5.00%, 8/1/55	100,000	107,679
City & County of San Francisco CA Series 2015-A, 4.00%, 4/1/45	75,000	73,993
City of Irvine CA 4.00%, 9/1/58	75,000	75,030
City of Los Angeles CA Wastewater System Revenue
Series C, 5.00%, 6/1/24	100,000	100,442
Series C, 5.00%, 6/1/28	100,000	111,012
City of Los Angeles Department of Airports
Series D, 4.00%, 5/15/48	100,000	100,900
Series A, 5.00%, 5/15/49	300,000	320,008
City of Los Angeles Department of Airports, Private Airport & Marina Revenue,
Series A, 5.00%, 5/15/36	30,000	33,968
Series A, 5.00%, 5/15/37	30,000	33,722
City of San Francisco CA Public Utilities Commission Water Revenue
Series C, 5.00%, 11/1/25	210,000	215,461
Series C, 5.00%, 11/1/31	20,000	23,984
Coast Community College District 5.00%, 8/1/31	65,000	66,916
Coronado Community Development Agency Successor Agency Series A, 5.00%, 9/1/33	80,000	82,210

County of Sacramento CA Airport System Revenue Series A, 5.00%, 7/1/41	60,000	61,982
Desert Community College District Series A-1, 4.00%, 8/1/51	100,000	98,878
East Bay Municipal Utility District Water System Revenue
Series B, 5.00%, 6/1/28	25,000	27,124
Series B, 5.00%, 6/1/30	50,000	54,316
Series B, 5.00%, 6/1/31	50,000	54,304
Folsom Cordova Unified School District Series D, 4.00%, 10/1/44	100,000	99,093
Fremont Unified School District/Alameda County CA Series A, 4.00%, 8/1/46	50,000	50,182
Golden State Tobacco Securitization Corp.
Series A, 5.00%, 6/1/40	50,000	51,332
Series A, 5.00%, 6/1/45	85,000	87,264
Hartnell Community College District Series 2002-D, 7.00%, 8/1/34	100,000	114,999
Hayward Area Recreation & Park District Series A, 4.00%, 8/1/46	30,000	29,733
Hayward Unified School District
4.00%, 8/1/42	50,000	50,034
4.00%, 8/1/43	300,000	298,663
Los Angeles Community College District
Series A, 5.00%, 8/1/29	25,000	25,192
Series A, 5.00%, 8/1/31	25,000	25,192
Series 2008-K, 4.00%, 8/1/34	90,000	92,152
Los Angeles County Facilities, Inc. Series A, 4.00%, 12/1/48	130,000	128,330
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue
Series A, 5.00%, 6/1/31	50,000	59,437
Series A, 5.00%, 6/1/33	30,000	35,577
Series A, 5.00%, 6/1/34	30,000	34,708
Series B, 5.00%, 7/1/34	25,000	27,657
Series B, 5.00%, 7/1/35	50,000	55,136
Los Angeles County Metropolitan Transportation Authority, Sales Tax Revenue Series A, 5.00%, 6/1/33	110,000	118,783
Los Angeles County Public Works Financing Authority Series D, 4.00%, 12/1/40	60,000	60,218
Los Angeles Department of Water & Power
Series B, 5.00%, 7/1/24	35,000	35,217
Series B, 5.00%, 7/1/26	150,000	158,187
Series D, 5.00%, 7/1/26	100,000	105,458
Series A, 5.00%, 7/1/29	45,000	51,259
Series B, 5.00%, 7/1/33	150,000	168,257
Series A, 5.00%, 7/1/34	110,000	117,336
Series B, 5.00%, 7/1/51	45,000	49,180
Series B, 5.00%, 7/1/51	20,000	21,978
Series B, 5.25%, 7/1/53	25,000	28,285
Los Angeles Department of Water & Power Power System Revenue, Electric, Power & Light Revenue, Series D, 5.00%, 7/1/44	20,000	21,762
Los Angeles Department of Water & Power Water System Revenue
Series B, 5.00%, 7/1/47	30,000	33,491
Series A, 5.00%, 7/1/49	200,000	225,914
Series D, 5.00%, 7/1/52	50,000	55,602
Los Angeles Department of Water & Power, Electric, Power & Light Revenue, Series B, 5.00%, 7/1/45	75,000	82,556
Los Angeles Unified School District
Series A, 5.00%, 7/1/24	85,000	85,519
Series C, 5.00%, 7/1/25	30,000	30,169
Series A, 5.00%, 7/1/27	60,000	65,115
Series B, 2.00%, 7/1/29	95,000	88,413
Series B-1, 5.00%, 7/1/29	25,000	27,397
Series A, 5.00%, 7/1/30	55,000	62,433
Series B, 5.00%, 7/1/30	100,000	105,612
Series C, 5.00%, 7/1/30	50,000	58,024
Series C, 3.00%, 7/1/35	20,000	19,715
Series B-1, 5.00%, 7/1/36	35,000	37,931
Series QRR, 5.00%, 7/1/37	50,000	60,324
Series B-1, 5.25%, 7/1/42	25,000	26,917
Series M-1, 5.25%, 7/1/42	15,000	16,150
Marin Healthcare District Series 2021, 4.00%, 8/1/45	165,000	162,800
Metropolitan Water District of Southern California
Series A, 2.50%, 7/1/25	30,000	29,668
Series A, 5.00%, 7/1/27	75,000	81,318
Series A, 5.00%, 7/1/27	40,000	43,370
Series C, 5.00%, 10/1/27	40,000	43,715
Series A, 5.00%, 7/1/34	95,000	106,245
Series A, 5.00%, 10/1/49	30,000	32,841
Series A, 5.00%, 10/1/51	20,000	22,037
Mount San Antonio Community College District Series A, 0.00% - 6.25%, 8/1/43(a)	100,000	98,785
M-S-R Energy Authority Series C, 6.50%, 11/1/39	60,000	77,059
Municipal Improvement Corp. of Los Angeles
Series B, 5.00%, 11/1/27	25,000	26,537
Series B, 5.00%, 11/1/29	30,000	31,791
Napa Valley Unified School District Series C, 4.00%, 8/1/44	70,000	69,928
Ontario International Airport Authority Series A, 4.00%, 5/15/51	190,000	189,693

Orange County Transportation Authority Series 2021, 5.00%, 10/15/24	90,000	91,060
Palomar Community College District
Series 2006-C, 5.00%, 8/1/44	70,000	72,254
Series 2006-D, 4.00%, 8/1/46	15,000	15,009
Perris Union High School District Series A, 4.00%, 9/1/48	50,000	50,278
Rancho Santiago Community College District Series 2002-C, Zero Coupon, 9/1/30	60,000	49,165
Regents of The University of California Medical Center Pooled Revenue
Series L, 5.00%, 5/15/35	25,000	26,299
Series L, 5.00%, 5/15/41	75,000	77,504
Series L, 3.00%, 5/15/42	255,000	219,713
Series P, 5.00%, 5/15/47	175,000	194,226
Series P, 4.00%, 5/15/53	25,000	24,663
River Islands Public Financing Authority Series A-1, 5.25%, 9/1/52	50,000	54,540
Riverside County Transportation Commission Sales Tax Revenue Series B, 5.00%, 6/1/35	120,000	130,311
Sacramento City Financing Authority Series E, 5.25%, 12/1/30	100,000	115,017
Sacramento City Unified School District Series G, 4.00%, 8/1/49	30,000	29,553
Sacramento County Sanitation Districts Financing Authority
Series 2021, 3.00%, 12/1/34	25,000	24,620
Series A, 5.00%, 12/1/45	55,000	61,183
Sacramento Municipal Utility District Series G, 5.00%, 8/15/39	50,000	55,556
Sacramento Municipal Utility District, Electric, Power & Light Revenue, Series H, 5.00%, 8/15/50	50,000	54,393
Sacramento Transportation Authority Sales Tax Revenue Series A, 5.00%, 10/1/33	60,000	74,076
San Bernardino Community College District Series A, 4.00%, 8/1/49	45,000	47,307
San Diego Community College District 5.00%, 8/1/31	100,000	105,650
San Diego County Regional Airport Authority
Series A, 5.00%, 7/1/44	35,000	37,746
Series A, 5.00%, 7/1/46	75,000	82,262
San Diego County Regional Transportation Commission Series A, 5.00%, 4/1/35	15,000	18,206
San Diego County Water Authority Series S-1, 5.00%, 5/1/28	100,000	110,698
San Diego Public Facilities Financing Authority
Series A, 5.00%, 5/15/27	50,000	52,763
Series A, 5.00%, 5/15/28	20,000	21,105
Series B, 5.00%, 8/1/28	35,000	37,127
San Diego Unified School District
Series F-2, 5.00%, 7/1/24	100,000	100,601
Series 2012-I, 4.00%, 7/1/47	100,000	100,166
Series C, 0.00% - 6.63%, 7/1/48(a)	85,000	79,982
Series L, 4.00%, 7/1/49	30,000	30,097
Series 2018 G-3, 4.00%, 7/1/53	200,000	198,906
San Francisco Bay Area Rapid Transit District
Series 2004 F-1, 3.00%, 8/1/38	75,000	68,001
Series C-1, 4.00%, 8/1/45	35,000	35,298
San Francisco City & County Airport Commission-San Francisco International Airport, Private Airport & Marina Revenue, Series E, 5.00%, 5/1/48	25,000	26,325
San Francisco City & County Airport Comm-San Francisco International Airport Series D, 5.00%, 5/1/36	40,000	44,668
San Francisco City & County Public Utilities Commission Wastewater Revenue
Series A, 5.00%, 10/1/27	50,000	54,572
Series A, 5.00%, 10/1/46	85,000	95,219
San Francisco Municipal Transportation Agency Series 2017, 4.00%, 3/1/46	130,000	130,110
San Joaquin Hills Transportation Corridor Agency
Zero Coupon, 1/1/25	75,000	73,131
Zero Coupon, 1/1/28	55,000	49,734
Series A, 5.00%, 1/15/33	40,000	46,008
San Jose Redevelopment Agency Successor Agency Series A, 5.00%, 8/1/35	45,000	48,406
San Marcos Unified School District Series B, Zero Coupon, 8/1/47	300,000	107,278
San Mateo County Community College District Series A, 5.00%, 9/1/45	65,000	67,088
San Mateo Foster City Public Financing Authority Series B, 5.00%, 8/1/25	100,000	102,869
San Mateo Union High School District Series 2010, 0.00% - 6.70%, 9/1/41(a)	130,000	136,389
Santa Clara Unified School District Series 2017, 3.50%, 7/1/42	130,000	124,332
Santa Clara Valley Transportation Authority Series A, 5.00%, 4/1/26	50,000	52,463
Santa Clara Valley Water District Series 2023C-1, 4.00%, 6/1/26	50,000	51,470

Southern California Public Power Authority Series 2023-A1, 5.00%, 7/1/48	20,000	22,650
State of California General Obligation
Series B, 5.00%, 8/1/24	105,000	105,801
5.00%, 9/1/24	60,000	60,560
5.00%, 9/1/24	30,000	30,280
5.00%, 10/1/24	65,000	65,714
Series B, 5.00%, 10/1/24	25,000	25,275
5.00%, 12/1/24	250,000	253,605
Series B, 5.00%, 8/1/25	125,000	128,621
5.00%, 10/1/25	100,000	103,257
5.00%, 12/1/25	50,000	51,843
5.00%, 8/1/26	110,000	115,872
5.00%, 8/1/26	100,000	103,078
Series B, 5.00%, 8/1/26	110,000	115,872
4.00%, 9/1/26	50,000	51,520
5.00%, 10/1/26	50,000	52,887
5.00%, 12/1/26	110,000	116,838
5.00%, 8/1/27	100,000	105,534
5.00%, 10/1/27	30,000	32,518
5.00%, 11/1/27	115,000	124,894
5.00%, 11/1/27	50,000	54,302
5.00%, 11/1/27	50,000	54,302
5.00%, 8/1/28	90,000	97,295
5.00%, 9/1/28	110,000	116,250
Series B, 5.00%, 10/1/28	100,000	110,766
5.00%, 12/1/28	45,000	50,028
Series C, 5.00%, 8/1/29	200,000	210,777
5.00%, 11/1/29	25,000	27,210
5.00%, 8/1/30	55,000	59,534
5.00%, 11/1/30	35,000	40,464
5.00%, 11/1/30	30,000	32,645
5.00%, 4/1/31	40,000	46,595
5.00%, 4/1/32	50,000	59,260
5.25%, 8/1/32	100,000	119,396
2.50%, 9/1/32	125,000	117,069
5.00%, 9/1/32	30,000	35,183
5.00%, 11/1/32	30,000	34,648
Series B, 5.00%, 11/1/32	30,000	34,648
Series C, 3.375%, 9/1/33	50,000	50,112
5.00%, 3/1/34	55,000	62,687
5.00%, 12/1/34	50,000	57,702
3.00%, 9/1/35	200,000	190,040
3.00%, 10/1/35	95,000	93,975
4.00%, 10/1/35	50,000	54,222
5.00%, 10/1/35	100,000	103,968
4.00%, 11/1/35	130,000	140,325
5.00%, 12/1/35	70,000	80,250
4.00%, 3/1/36	80,000	85,271
3.00%, 9/1/36	50,000	47,391
4.00%, 9/1/36	100,000	101,297
3.00%, 10/1/36	25,000	24,428
5.00%, 10/1/36	50,000	59,366
Series B, 5.00%, 11/1/36	30,000	34,231
4.00%, 3/1/37	50,000	52,875
5.00%, 4/1/37	40,000	44,164
5.00%, 9/1/41	100,000	112,714
4.00%, 4/1/42	200,000	207,526
Series C, 5.00%, 11/1/42	100,000	114,152
3.00%, 12/1/43	25,000	21,450
5.00%, 10/1/45	350,000	397,926
5.25%, 10/1/45	25,000	28,911
4.00%, 11/1/45	85,000	85,029
4.00%, 3/1/46	30,000	30,464
3.00%, 11/1/50	100,000	79,480
State of California Department of Water Resources
Series BB, 5.00%, 12/1/26	130,000	138,936
Series AX, 5.00%, 12/1/27	45,000	49,457
Series BB, 5.00%, 12/1/33	25,000	29,341
Sweetwater Union High School District 4.00%, 8/1/42	100,000	100,164
University of California
Series BN, 5.00%, 5/15/25	45,000	46,135
Series I, 5.00%, 5/15/26	25,000	25,659
Series AY, 5.00%, 5/15/28	70,000	75,692
Series BQ, 5.00%, 5/15/29	25,000	28,381
Series AY, 5.00%, 5/15/30	25,000	26,987
Series BQ, 5.00%, 5/15/31	30,000	35,565
Series BQ, 5.00%, 5/15/33	25,000	30,666
Series BQ, 5.00%, 5/15/35	40,000	48,539
Series M, 5.00%, 5/15/35	75,000	80,225
Series AY, 5.00%, 5/15/36	50,000	53,475
Series BE, 5.00%, 5/15/36	170,000	194,417
Series K, 4.00%, 5/15/46	50,000	49,851
Series Q, 5.00%, 5/15/46	15,000	16,601
Series M, 4.00%, 5/15/47	100,000	99,408
Series AZ, 5.00%, 5/15/48	100,000	106,629
Series Q, 3.00%, 5/15/51	50,000	39,757
Ventura County Community College District 3.125%, 8/1/31	100,000	100,126
Ventura Unified School District Series A, 4.00%, 8/1/52	50,000	50,209
William S Hart Union High School District Series C, 3.50%, 8/1/38	75,000	73,544
Yosemite Community College District
5.00%, 8/1/30	35,000	36,053
5.00%, 8/1/32	65,000	66,956

(Cost $22,146,579)		22,126,309

TOTAL MUNICIPAL BONDS (Cost $22,146,579)		22,126,309

	Number of Shares
CASH EQUIVALENTS - 1.6%
DWS Government Money Market Series “Institutional Shares”, 5.28%(b)
(Cost $358,915)	358,915	358,915
TOTAL INVESTMENTS - 98.9% (Cost $22,505,494)		$22,485,224
Other assets and liabilities, net - 1.1%		239,119

NET ASSETS - 100.0%		$22,724,343

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent prospectus.

A summary of the Fund’s transactions with affiliated investments during the period ended February 29, 2024 is as follows:

Value ($) at 12/14/2023 (Commencement of Operations)	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/29/2024	Value ($) at 2/29/2024
CASH EQUIVALENTS —1.6%
DWS Government Money Market Series “Institutional Shares”, 5.28%(b)
—	8,053,844	(7,694,929)	—	—	4,026	—	358,915	358,915

(a)

Security is a “step-up” bond where the coupon increases or steps-up at a predetermined date. The range of rates shown is the current coupon rate through the final coupon rate, date shown is the final maturity date.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2024 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Bonds(a)	—	22,126,309	—	22,126,309
Short-Term Investments(a)	358,915	—	—	358,915

TOTAL	$358,915	$22,126,309	$—	$22,485,224

(a)	See Schedule of Investments for additional detailed categorizations.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only. The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

CA-PH3

R-089711-1 (5/24) DBX005195 (5/24)